Document and Entity Information	Feb. 13, 2020
Cover [Abstract]
City Area Code	989
Entity Address, Address Line One	2211 H.H. Dow Way
Entity Address, City or Town	Midland
Entity Address, Postal Zip Code	48674
Entity Address, State or Province	MI
Local Phone Number	636-1000
Entity Registrant Name	Dow Inc.
Entity Address, Country	US
Entity Incorporation, State or Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001751788
Document Type	8-K
Document Period End Date	Feb. 13, 2020
Entity File Number	001-38646
Entity Tax Identification Number	30-1128146
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DOW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false